Note 3 - Summary of Significant Accounting Policies: (p) Recent Accounting Pronouncements (Policies)	9 Months Ended
Sep. 30, 2015
Policies
(p) Recent Accounting Pronouncements

(p)  Recent Accounting Pronouncements

Certain accounting pronouncements have been issued by the FASB and other standard setting organizations which are not yet effective and therefore have not yet been adopted by the Company. The impact on the Company's financial position and results of operations from adoption of these standards is not expected to be material.